First time adoption of IFRS - Income Statement (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of net (loss) income
Administrative expenses	$ (16,610,000)	$ (3,027,000)	$ (9,971,000)
Loss from operations	(19,507,000)	(3,027,000)	(9,971,000)
Finance income	5,460,000	365,000	3,753,000
Finance costs	(10,127,000)	(9,838,000)	(20,234,000)
Net change in fair value of financial instruments		733,000	1,484,000
Net finance costs	(14,225,000)	(8,740,000)	(14,997,000)
Net loss for the period	$ (32,263,000)	(11,767,000)	(24,968,000)
US GAAP
Reconciliation of net (loss) income
Operating and formation costs		(3,024,000)	(2,117,000)
Acquisition costs			(7,625,000)
Stock compensation expense			(224,000)
Loss from operations		(3,024,000)	(9,966,000)
Finance income		365,000	3,753,000
Change in fair value of warrants		726,000	1,477,000
Change in fair value of conversion option		7,000	7,000
Amortization of discount on convertible promissory note		(8,000)	(8,000)
Bank fee		(3,000)	(5,000)
Net finance costs		1,087,000	5,224,000
Net loss for the period		(1,937,000)	(4,742,000)
Effect of transition to IFRS
Reconciliation of net (loss) income
Administrative expenses		(3,027,000)	(9,971,000)
Operating and formation costs		3,024,000	2,117,000
Acquisition costs			7,625,000
Stock compensation expense			224,000
Loss from operations		(3,000)	(5,000)
Finance costs		(9,838,000)	(20,234,000)
Net change in fair value of financial instruments		733,000	1,484,000
Change in fair value of warrants		(726,000)	(1,477,000)
Change in fair value of conversion option		(7,000)	(7,000)
Amortization of discount on convertible promissory note		8,000	8,000
Bank fee		3,000	5,000
Net finance costs		(9,827,000)	(20,221,000)
Net loss for the period		$ (9,830,000)	$ (20,226,000)